STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM
                               ("MIDCAP SPDRS")TM

                           MIDCAP SPDR TRUST, SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2003








"S&P", "S&P MidCap 400 Index", "Standard & Poor's", "Standard & Poor's MidCap 400 Depositary Receipts", and "MidCap SPDRs" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or The McGraw-Hill Companies, Inc.

MIDCAP SPDR TRUST, SERIES 1
TRUST OVERVIEW


--------------------------------------------------------------------------------


OBJECTIVE:

To replicate the total return of the S&P MidCap 400 Index.

STRATEGY:

The Trust's holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The MidCap SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

                           MIDCAP SPDR TRUST, SERIES 1
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003


COMMON STOCK                                       SHARES             VALUE
------------                                       ------             -----

3Com Corp.* ....................................     2,273,182   $ 13,411,773.80
99 (Cents) Only Stores* ........................       440,180     14,235,421.20
A.G. Edwards ...................................       490,854     18,853,702.14
Abercrombie & Fitch Co* ........................       602,672     16,700,041.12
Activision, Inc.* ..............................       543,816      6,498,601.20
Acxiom Corp.* ..................................       526,833      8,302,888.08
Adtran Inc. ....................................       238,299     14,579,132.82
Advanced Fibre Communications* .................       528,801     11,088,956.97
AdvancePCS* ....................................       568,047     25,885,901.79
Advent Software, Inc.* .........................       200,445      3,225,160.05
Affiliated Computer* ...........................       820,064     39,928,916.16
AGCO Corp.* ....................................       464,325      7,958,530.50
AGL Resources ..................................       393,382     11,081,570.94
Airgas Inc. ....................................       452,893      8,061,495.40
Alaska Air Group* ..............................       164,472      4,575,611.04
Albemarle Corp. ................................       254,534      6,986,958.30
Alexander & Baldwin ............................       255,841      7,184,015.28
Allete, Inc. ...................................       533,549     14,608,571.62
Alliant Energy .................................       681,401     14,990,822.00
Allmerica Financial* ...........................       327,390      7,795,155.90
AMB Property Corp. .............................       504,112     15,531,690.72
American Eagle Outfitters* .....................       438,671      6,518,651.06
American Financial Group .......................       429,919      9,350,738.25
AmeriCredit Corp.* .............................       964,649      9,935,884.70
AmerUs Group Co. ...............................       241,289      8,203,826.00
Ametek, Inc. ...................................       204,296      8,756,126.56
Apogent Technologies* ..........................       567,622     11,840,594.92
Applebee's Intl* ...............................       342,399     10,778,720.52
Apria Healthcare Group* ........................       337,701      9,246,253.38
Aquila, Inc.* ..................................     1,204,453      4,071,051.14
Arch Coal ......................................       324,363      7,204,102.23
Arrow Electronics* .............................       622,335     11,444,740.65
Arvinmeritor Inc. ..............................       422,758      7,529,319.98
Ascential Software Corp.* ......................       358,764      6,647,896.92
Associated Banc-Corp. ..........................       453,989     17,160,784.20
Astoria Financial ..............................       496,485     15,341,386.50
Atmel Corp.* ...................................     2,893,736     11,603,881.36
Avnet, Inc.* ...................................       737,613     12,185,366.76
Avocent Corp.* .................................       286,143      8,667,271.47
Bandag, Inc. ...................................       119,623      4,034,883.79
Bank of Hawaii Corp. ...........................       362,169     12,161,635.02
Banknorth Group Inc. ...........................       994,883     28,075,598.26
Banta Corp. ....................................       157,038      5,653,368.00
Barnes & Noble* ................................       399,299     10,146,187.59
Barr Laboratories* .............................       412,234     28,118,481.14
Beckman Coulter Inc. ...........................       376,268     17,135,244.72
Belo Corp. .....................................       701,128     17,002,354.00
BISYS Group* ...................................       739,626      9,726,081.90
BJ's Wholesale Club* ...........................       427,914      8,288,694.18
Black Hills ....................................       198,185      6,115,989.10
Blyth Inc. .....................................       283,605      7,651,662.90
Bob Evans Farms ................................       213,925      5,713,936.75
Borders Group ..................................       477,225      9,029,097.00
Borg Warner Inc.* ..............................       166,762     11,314,801.70
Bowater Inc. ...................................       341,819     14,376,907.14
Brinker International* .........................       599,367     19,994,883.12
Brown & Brown Inc. .............................       421,989     12,988,821.42

                           MIDCAP SPDR TRUST, SERIES 1
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003


COMMON STOCK                                       SHARES             VALUE
------------                                       ------             -----

C.H. Robinson Worldwide ........................       522,166   $ 19,429,796.86
Cabot Corp. ....................................       380,922     10,860,086.22
Cabot Micro-Electronics* .......................       151,803      8,426,584.53
Cadence Design Systems* ........................     1,675,759     22,455,170.60
Callaway Golf Co. ..............................       466,313      6,654,286.51
Career Education* ..............................       612,030     27,724,959.00
Carlisle Companies .............................       189,347      8,259,316.14
CarMax Inc.* ...................................       638,644     20,858,113.04
Carpenter Technology ...........................       137,963      2,957,926.72
Catalina Marketing* ............................       329,761      5,009,069.59
CBRL Group .....................................       300,491     10,661,420.68
CDW Corporation ................................       510,697     29,487,644.78
Ceridian Corp. (New)* ..........................       914,378     17,025,718.36
Certegy, Inc. ..................................       408,719     13,123,967.09
Charles River Labs* ............................       281,489      8,638,897.41
Checkfree Corp* ................................       489,058      9,781,160.00
Cheesecake Factory* ............................       317,617     11,488,206.89
Chico's FAS* ...................................       533,307     16,340,526.48
ChoicePoint Inc.* ..............................       530,670     17,777,445.00
Church & Dwight ................................       248,686      8,701,523.14
Cincinnati Bell Inc.* ..........................     1,507,259      7,671,948.31
City National Corp. ............................       299,258     15,250,187.68
Claire's Stores ................................       301,741     10,096,253.86
CNF Inc. .......................................       306,290      9,816,594.50
Coach, Inc.* ...................................       560,609     30,609,251.40
Colonial BancGroup* ............................       767,304     11,079,869.76
Commerce Bancorp ...............................       462,295     22,148,553.45
CommScope, Inc.* ...............................       365,536      4,408,364.16
Community Health Systems* ......................       608,026     13,194,164.20
Compass Bancshares .............................       775,748     26,825,365.84
Constellation Brands* ..........................       644,649     19,655,348.01
Cooper Cameron Corp.* ..........................       338,067     15,622,076.07
Copart Inc.* ...................................       554,209      5,985,457.20
Corinthian Colleges* ...........................       270,354     15,453,434.64
Covance Inc.* ..................................       380,007      8,504,556.66
Coventry Health Care Inc.* .....................       369,583     19,491,807.42
Credence Systems* ..............................       389,515      4,479,422.50
Cree Inc.* .....................................       452,418      8,378,781.36
Crompton Corporation ...........................       686,427      3,988,140.87
CSG Systems International* .....................       322,891      4,769,100.07
Cullen Frost Bankers* ..........................       317,697     11,827,859.31
Cypress Semiconductor* .........................       730,336     12,912,340.48
Cytec Industries* ..............................       240,998      8,796,427.00
Cytyc Corp.* ...................................       676,957     10,181,433.28
D.R. Horton ....................................       959,573     31,378,037.10
Dean Foods (New) ...............................       955,526     29,649,971.78
Dentsply International* ........................       487,560     21,862,190.40
DeVRY Inc.* ....................................       431,806     10,216,529.96
Dial Corporation ...............................       592,113     12,754,114.02
Diebold, Inc. ..................................       447,565     22,669,167.25
Dollar Tree Stores* ............................       705,898     23,647,583.00
Donaldson Co. ..................................       267,767     14,432,641.30
DPL Incorporated ...............................       780,828     13,391,200.20
DST Systems Inc.* ..............................       713,989     26,845,986.40
Dun & Bradstreet* ..............................       455,647     18,927,576.38

                           MIDCAP SPDR TRUST, SERIES 1
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003


COMMON STOCK                                       SHARES             VALUE
------------                                       ------             -----

Duquesne Light Holdings Inc. ...................       463,280   $  7,153,043.20
Dycom Industries* ..............................       295,496      6,025,163.44
E*Trade Group* .................................     2,236,362     20,708,712.12
Eaton Vance ....................................       426,817     14,289,833.16
Education Management* ..........................       220,190     12,698,357.30
Edwards Lifesciences Corp.* ....................       382,235     10,350,923.80
EGL Inc.* ......................................       291,380      5,297,288.40
Emmis Communications* ..........................       335,572      6,771,842.96
Energizer Holdings Inc.* .......................       521,794     19,186,365.38
Energy East ....................................       899,914     20,185,071.02
ENSCO Int'l ....................................       924,821     24,803,699.22
Entercom Communications* .......................       316,906     14,203,726.92
Equitable Resources ............................       384,216     15,791,277.60
Everest Re Group ...............................       342,312     25,728,169.92
Expeditors Int'l ...............................       646,066     22,231,131.06
Extended Stay America* .........................       585,825      8,746,367.25
Fair, Isaac Corporation ........................       297,489     17,539,951.44
Fairchild Semiconductor* .......................       724,157     12,006,523.06
Fastenal .......................................       468,355     17,703,819.00
Federal Signal .................................       296,091      4,411,755.90
Ferro Corp. ....................................       251,670      5,375,671.20
Fidelity Nat'l Fin'l ...........................       831,242     24,987,134.52
First Amer'n Corp. .............................       478,926     11,925,257.40
First Health Group* ............................       585,608     15,313,649.20
FirstMerit Corp. ...............................       521,522     12,902,454.28
Flowserve Corporation* .........................       341,001      6,922,320.30
FMC Corp.* .....................................       217,826      5,489,215.20
FMC Technologies* ..............................       407,055      8,719,118.10
Forest Oil* ....................................       328,480      7,867,096.00
Furniture Brands International* ................       344,146      8,293,918.60
Gallagher (Arthur J.) ..........................       559,110     15,811,630.80
Gartner, Inc.* .................................       479,645      5,223,334.05
GATX Corp. .....................................       302,979      6,408,005.85
Gentex Corp* ...................................       471,567     16,429,394.28
Gilead Sciences* ...............................     1,242,871     69,513,775.03
Glatfelter .....................................       270,038      3,181,047.64
Graco Inc. .....................................       282,703     10,615,497.65
Granite Construction ...........................       256,359      4,788,786.12
Grant Prideco* .................................       749,411      7,636,498.09
Great Plains Energy Inc. .......................       427,096     12,949,550.72
Greater Bay Bancorp ............................       321,251      6,682,020.80
Greenpoint Financial Corp. .....................       847,657     25,311,038.02
GTECH Holdings Corp. ...........................       358,089     15,344,113.65
Hanover Compressor* ............................       449,613      4,451,168.70
Harris Corp. ...................................       409,240     14,646,699.60
Harsco Corp. ...................................       251,273      9,666,472.31
Harte-Hanks, Inc. ..............................       547,839     10,102,151.16
Hawaiian Electric Industries ...................       231,294     10,068,227.82
HCC Insurance Holdings .........................       393,190     11,433,965.20
Health Net, Inc.* ..............................       717,225     22,714,515.75
Helmerich & Payne ..............................       309,199      8,082,461.86
Henry (Jack) & Assoc. ..........................       542,399      9,432,318.61
Hibernia Corp. (CL A) ..........................       963,330     19,517,065.80
Hillenbrand Industries .........................       381,449     21,521,352.58
HON Industries .................................       357,261     13,204,366.56

                           MIDCAP SPDR TRUST, SERIES 1
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003


COMMON STOCK                                       SHARES             VALUE
------------                                       ------             -----

Horace Mann Educators ..........................       263,701   $  3,826,301.51
Hormel Foods Corp. .............................       853,926     19,623,219.48
Hospitality Properties Trust ...................       386,320     13,552,105.60
Hovnanian Enterprises Inc.* ....................       184,829     11,897,442.73
Hubbell Inc. (Class B) .........................       366,781     13,383,838.69
Hunt (J.B.) Transport Serv Inc.* ...............       488,459     12,709,703.18
ICN Pharmaceuticals, Inc. ......................       512,814      8,799,888.24
IDACORP Inc. Hldg. Co. .........................       235,769      6,012,109.50
IDEC Pharmaceuticals Corp.* ....................       959,511     31,807,789.65
Imation Corp. ..................................       219,311      7,160,504.15
IMC Global Inc. ................................       710,652      4,555,279.32
Independence Community Bank ....................       337,486     11,788,385.98
IndyMac Bancorp ................................       342,665      7,939,548.05
Integrated Circuit Systems Inc.* ...............       429,566     12,904,162.64
Integrated Device Technology* ..................       642,630      7,981,464.60
International Speedway .........................       328,499     14,417,821.11
Internet Security Systems* .....................       307,064      3,838,300.00
Intersil Corp.* ................................       853,183     20,305,755.40
Interstate Bakeries ............................       276,563      4,148,445.00
Intl Rectifier* ................................       396,075     14,829,048.00
Investment Technology Group (New)* .............       291,801      5,596,743.18
Investors Financial Services ...................       402,109     12,626,222.60
IVAX Corp.* ....................................     1,207,732     23,671,547.20
Jacobs Engineering Group* ......................       342,257     15,435,790.70
JetBlue Airways Corp.* .........................       397,226     24,298,314.42
Keane Inc.* ....................................       393,581      5,029,965.18
Kelly Services .................................       219,738      5,480,265.72
KEMET Corp.* ...................................       533,189      6,792,827.86
Kennametal Inc. ................................       218,437      8,169,543.80
Korn/Ferry International* ......................       232,128      1,915,056.00
Krispy Kreme Doughnuts* ........................       359,409     13,837,246.50
L-3 Communications Holdings* ...................       594,985     25,733,101.25
LaBranche & Co. ................................       367,615      5,367,179.00
Lam Research* ..................................       782,790     17,338,798.50
Lancaster Colony ...............................       221,248      8,799,032.96
Lattice Semconductor* ..........................       694,425      4,937,361.75
Lear Corporation* ..............................       414,624     21,825,807.36
Lee Enterprises ................................       275,195     10,641,790.65
Legato Systems Inc.* ...........................       727,042      8,150,140.82
Legg Mason .....................................       405,723     29,293,200.60
Lennar Corp ....................................       454,578     35,361,622.62
Leucadia National Corp. ........................       368,111     13,933,001.35
Liberty Property Trust .........................       489,200     18,090,616.00
LifePoint Hospitals* ...........................       239,500      5,759,975.00
Lincare Holdings* ..............................       607,729     22,273,267.85
Longs Drug Stores ..............................       230,600      4,641,978.00
Longview Fibre .................................       315,271      3,080,197.67
LTX Corp.* .....................................       305,808      3,443,398.08
Lubrizol Corp. .................................       317,895     10,315,692.75
Lyondell Chemical Co. ..........................       999,131     12,768,894.18
M&T Bank Corp. .................................       738,332     64,456,383.60
Mack-Cali Realty ...............................       358,622     14,057,982.40
Macromedia Inc.* ...............................       386,401      9,559,560.74
Macrovision Corporation* .......................       300,857      5,556,828.79
Mandalay Resort Group ..........................       366,304     14,509,301.44

                           MIDCAP SPDR TRUST, SERIES 1
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003


COMMON STOCK                                       SHARES             VALUE
------------                                       ------             -----

Manpower Inc. ..................................       479,769   $ 17,799,429.90
Martin Marietta ................................       301,957     11,006,332.65
McData Corp.* ..................................       706,648      8,458,576.56
MDU Resources ..................................       465,886     15,737,629.08
Media General ..................................       144,387      8,822,045.70
Mentor Graphics* ...............................       424,961      7,449,566.33
Mercantile Bankshares ..........................       490,464     19,618,560.00
Michaels Stores ................................       411,152     16,758,555.52
Micrel Inc.* ...................................       570,042      6,948,811.98
Microchip Technology ...........................     1,264,688     30,276,630.72
Millennium Pharmaceuticals* ....................     1,843,754     28,375,374.06
Miller (Herman) ................................       449,688     10,239,395.76
Minerals Technologies ..........................       124,166      6,320,049.40
Modine Mfg. ....................................       210,869      5,018,682.20
Mohawk Industries* .............................       409,413     29,199,335.16
MPS Group, Inc.* ...............................       629,341      5,664,069.00
Murphy Oil .....................................       566,891     33,304,846.25
Mylan Laboratories .............................     1,104,276     42,680,267.40
National Commerce Financial ....................     1,262,695     31,415,851.60
National Fuel Gas ..............................       502,026     11,471,294.10
National Instruments ...........................       318,670     12,826,467.50
National-Oilwell Inc.* .........................       524,363      9,511,944.82
Neiman-Marcus Group 'A'* .......................       293,689     12,246,831.30
Network Associates, Inc.* ......................       990,076     13,623,445.76
Neuberger Berman Inc. ..........................       432,345     18,102,285.15
New Plan Excel Realty Trust ....................       601,434     14,013,412.20
New York Community Bancorp .....................       854,168     26,914,833.68
Newport Corporation* ...........................       239,172      3,372,325.20
Noble Energy, Inc. .............................       348,602     13,351,456.60
Nordson Corporation ............................       208,207      5,390,479.23
Northeast Utilities ............................       824,452     14,774,179.84
NSTAR ..........................................       327,347     15,548,982.50
OGE Energy Corp. ...............................       526,263     11,888,281.17
Ohio Casualty* .................................       375,842      5,449,709.00
Old Republic International .....................       745,704     24,675,345.36
Olin Corp. .....................................       360,367      5,701,005.94
Omnicare, Inc. .................................       625,486     22,555,025.16
ONEOK Inc. .....................................       463,689      9,352,607.13
O'Reilly Automotive* ...........................       332,912     12,241,174.24
Outback Steakhouse .............................       462,437     17,512,489.19
Overseas Shipholding Group .....................       214,458      5,543,739.30
Overture Services* .............................       395,573     10,415,437.09
Oxford Health Plans* ...........................       512,076     21,153,859.56
PacifiCare Health Sys B* .......................       231,825     11,313,060.00
Packaging Corp. of America* ....................       643,609     12,498,886.78
Park Place Entertainment* ......................     1,863,944     16,794,135.44
Patterson Dental* ..............................       420,752     24,226,900.16
Patterson UTI-Energy* ..........................       499,376     13,518,108.32
Payless ShoeSource* ............................       420,077      5,435,796.38
Peabody Energy .................................       334,428     10,491,006.36
Pentair Inc. ...................................       304,693     12,148,109.91
Pepco Holdings, Inc. ...........................     1,054,928     18,229,155.84
PepsiAmericas, Inc. ............................       889,298     12,885,928.02
Perrigo Co. ....................................       432,160      5,501,396.80
PETsMART Inc.v .................................       873,478     19,827,950.60

                           MIDCAP SPDR TRUST, SERIES 1
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003


COMMON STOCK                                       SHARES             VALUE
------------                                       ------             -----

Pharmaceutical Resources* ......................       208,678   $ 14,236,013.16
Phila Suburban .................................       430,859     10,375,084.72
Pier 1 Imports .................................       553,274     10,644,991.76
Pioneer Natural Resources* .....................       727,364     18,518,687.44
Plantronics Inc.* ..............................       270,658      6,460,606.46
Plexus Corp* ...................................       262,333      4,076,654.82
PMI Group ......................................       548,489     18,511,503.75
PNM Resources, Inc. ............................       248,376      6,964,463.04
Pogo Producing .................................       392,131     17,755,691.68
Polycom Inc.* ..................................       610,248     10,136,219.28
Potlatch Corp. .................................       177,136      5,264,481.92
Powerwave Technologies* ........................       389,242      2,576,782.04
Precision Castparts ............................       326,535     11,461,378.50
Price Communications* ..........................       334,614      4,149,213.60
Pride  International* ..........................       834,033     14,136,859.35
Protective Life Corp. ..........................       425,370     12,697,294.50
Protein Design Labs* ...........................       578,112      8,012,632.32
Provident Financial Group Inc. .................       301,203      8,421,635.88
Puget Energy, Inc. (Hldg. Co.) .................       580,408     13,018,551.44
Quanta Services* ...............................       719,850      5,953,159.50
Quantum Corp.-DSSG Stock* ......................     1,092,534      3,365,004.72
Questar Corp. ..................................       511,471     15,758,421.51
Radian Group ...................................       577,567     25,643,974.80
Rayonier Inc. ..................................       258,718     10,503,950.80
Reader's Digest Association ....................       610,694      8,543,609.06
Rent-A-Center, Inc.* ...........................       506,947     16,374,388.10
Republic Services ..............................       991,604     22,449,914.56
Retek Inc.* ....................................       332,949      2,247,405.75
Reynolds & Reynolds ............................       420,040     11,572,102.00
RF Micro Devices, Inc.* ........................     1,137,699     10,569,223.71
Rollins, Inc. ..................................       278,488      4,968,225.92
Roslyn Bancorp .................................       468,046     10,989,720.08
Ross Stores ....................................       472,638     21,911,497.68
RPM International Inc. .........................       713,494      9,318,231.64
RSA Security Inc.* .............................       362,485      5,176,285.80
Ruby Tuesday, Inc. .............................       395,072      9,525,185.92
Ruddick Corp. ..................................       285,148      4,431,199.92
SAKS Inc.* .....................................       881,550     10,164,271.50
SanDisk Corporation* ...........................       480,281     30,613,110.94
SCANA Corp . ...................................       684,676     23,450,153.00
Schein (Henry) Inc.* ...........................       268,337     15,214,707.90
Scholastic Corp.* ..............................       242,367      6,977,745.93
SEI Investments ................................       647,644     21,048,430.00
Semtech Corp* ..................................       452,874      8,360,054.04
Sensient Technologies ..........................       289,518      6,079,878.00
Sepracor Inc.* .................................       522,877     14,400,032.58
Sequa Corp.* ...................................        64,425      2,758,034.25
SICOR Inc.* ....................................       734,297     14,157,246.16
Sierra Pacific (New)* ..........................       723,273      3,507,874.05
Silicon Laboratories Inc.* .....................       304,099     13,669,250.05
Silicon Valley Bancshares* .....................       213,035      5,886,157.05
Six Flags Inc.* ................................       571,681      3,007,042.06
Smith International* ...........................       617,773     22,227,472.54
Smithfield Foods* ..............................       673,430     12,929,856.00
Smucker (J.M.) (New) ...........................       308,351     13,000,078.16

                           MIDCAP SPDR TRUST, SERIES 1
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003


COMMON STOCK                                       SHARES             VALUE
------------                                       ------             -----

Sonoco Products ................................       597,769   $ 13,121,029.55
Sotheby's Holdings* ............................       380,013      4,111,740.66
Sovereign Bancorp ..............................     1,803,002     33,445,687.10
SPX Corp.* .....................................       472,781     21,407,523.68
StanCorp Financial Group .......................       179,778     10,328,246.10
Stericycle Inc.* ...............................       259,015     12,217,737.55
STERIS Corp.* ..................................       427,778      9,847,449.56
Storage Technology* ............................       676,166     16,322,647.24
Superior Industries ............................       164,620      6,675,341.00
Swift Transportation* ..........................       514,967     11,684,601.23
Sybase Inc.* ...................................       585,013      9,951,071.13
Sylvan Learning Systems* .......................       266,015      7,256,889.20
Synopsys Inc.* .................................       958,708     29,499,445.16
TCF Financial ..................................       441,320     21,161,294.00
Tech Data Corp.* ...............................       349,709     10,788,522.65
Tecumseh Products Co. ..........................       114,064      4,255,727.84
Teleflex .......................................       244,167     10,604,172.81
Telephone & Data Systems .......................       354,085     20,019,965.90
The Brink's Company ............................       334,880      5,813,516.80
The MONY Group .................................       289,871      9,435,301.05
Tidewater Inc.* ................................       373,909     10,581,624.70
Timberland Co Cl'A'* ...........................       219,664      9,370,866.24
Titan Corp.* ...................................       495,736     10,331,138.24
Toll Brothers* .................................       450,968     13,718,446.56
Tootsie Roll ...................................       319,764      9,912,684.00
Transaction Systems* ...........................       219,961      3,653,552.21
Triad Hospitals* ...............................       464,492     14,064,817.76
Trinity Industries .............................       285,389      7,377,305.65
TriQuint Semiconductor* ........................       828,140      4,637,584.00
Tyson Foods ....................................     2,163,103     30,564,645.39
Unifi, Inc.* ...................................       332,311      1,595,092.80
United Dominion Rlty Tr ........................       741,043     13,568,497.33
United Rentals* ................................       474,972      7,642,299.48
Unitrin, Inc. ..................................       416,858     12,697,494.68
Universal Corp. ................................       153,287      6,457,981.31
Univl Health Svs Cl 'B'* .......................       357,564     17,681,539.80
Valassis Communication* ........................       321,133      8,477,911.20
Valero Energy ..................................       706,041     27,020,189.07
Valspar Corp ...................................       311,564     14,534,460.60
Varco Int'l* ...................................       601,509     10,171,517.19
Varian Inc.* ...................................       209,958      6,575,884.56
Varian Medical Systems* ........................       421,432     24,223,911.36
Vectren Corporation ............................       460,593     10,879,206.66
Vertex Pharmaceuticals* ........................       475,201      5,844,972.30
Viad Corp. .....................................       545,443     13,025,178.84
Vishay Intertechnology* ........................       985,415     17,264,470.80
VISX Inc.* .....................................       296,351      5,645,486.55
W. R. Berkley Corp. ............................       513,191     17,581,923.66
Waddell & Reed Financial Investment ............       510,908     12,042,101.56
Washington Federal Inc.* .......................       430,283     10,847,434.43
Washington Post ................................        58,831     39,122,615.00
Wausau-Mosinee Paper Corp. .....................       318,205      3,885,283.05
Weatherford International Ltd.* ................       810,401     30,616,949.78
Webster Financial Corp. ........................       281,885     11,241,573.80
Werner Enterprises .............................       394,570      9,039,598.70

                           MIDCAP SPDR TRUST, SERIES 1
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2003


COMMON STOCK                                       SHARES             VALUE
------------                                       ------             -----

Westamerica Bancorp ............................      201,875  $    8,973,343.75
Westar Energy, Inc .............................      445,826       8,225,489.70
Western Gas Resources ..........................      204,802       7,782,476.00
Westwood One, Inc.* ............................      624,466      18,852,628.54
WGL Holdings, Inc. .............................      299,989       8,273,696.62
Whole Foods Market* ............................      366,929      20,247,142.22
Williams-Sonoma Inc.* ..........................      717,752      19,364,948.96
Wilmington Trust Corp. .........................      406,789      12,512,829.64
Wind River Systems* ............................      492,698       2,803,451.62
Wisconsin Energy ...............................      723,069      22,104,219.33
WPS Resources ..................................      200,544       8,262,412.80
XTO Energy Inc. ................................    1,134,141      23,805,619.59
York International .............................      245,268       8,483,820.12
                                                 -------------------------------
Totals .........................................  201,647,753  $5,279,986,685.77
                                                 ===============================

(*) Denotes non-income producing security.

The accompanying notes are an integral part of these financial statements.

                           MIDCAP SPDR TRUST, SERIES 1
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003

ASSETS:
     Investments in securities, at value (cost $5,905,359,912) ............  $ 5,279,986,686
     Cash .................................................................       11,196,148
     Dividends receivable .................................................        3,045,039
     Receivable for securities sold .......................................          847,866
     Receivable from redemption ...........................................           23,035
                                                                             ---------------
     Total Assets .........................................................    5,295,098,774
                                                                             ---------------


LIABILITIES:
     Payable for securities purchased .....................................          716,402
     Distribution payable .................................................       11,585,343
     Payable to sponsor ...................................................        3,271,786
     Accrued Trustee fees .................................................          468,251
     Other accrued expenses ...............................................           95,037
                                                                             ---------------
     Total Liabilities ....................................................       16,136,819
                                                                             ---------------
Net Assets ................................................................  $ 5,278,961,955
                                                                             ===============


NET ASSETS REPRESENTED BY:
Interest of Unitholders (56,461,936 units of fractional undivided interest
     (MidCap SPDRs) outstanding; unlimited units authorized)
     Cost to investors of  outstanding units ..............................  $ 6,525,088,099
     Undistributed net investment income ..................................        2,995,660
     Accumulated net realized losses on investments .......................     (623,748,578)
     Unrealized depreciation on investments ...............................     (625,373,226)
                                                                             ---------------
Net assets ................................................................  $ 5,278,961,955
                                                                             ===============
Net asset value per MidCap SPDR ($5,278,961,955/56,461,936 MidCap SPDRs)...  $         93.50
                                                                             ===============





The accompanying notes are an integral part of these financial statements.

                           MIDCAP SPDR TRUST, SERIES 1
                            STATEMENTS OF OPERATIONS

                                                                         FOR THE YEAR          FOR THE YEAR          FOR THE YEAR
                                                                             ENDED                 ENDED                 ENDED
                                                                      SEPTEMBER 30, 2003  SEPTEMBER 30, 2002 (a)  SEPTEMBER 30, 2001
                                                                      --------------------------------------------------------------
INVESTMENT INCOME
        Dividend income ...........................................   $    59,331,794      $    61,546,707        $    38,932,541
EXPENSES
        Trustee fees and expenses .................................         5,245,862            6,104,160              4,573,086
        Printing and distribution expenses ........................         5,456,210            6,289,457              4,028,449
        Audit fees ................................................            73,050               58,800                 55,200
        Legal fees ................................................            49,391               22,533                 41,137
        License fees ..............................................         1,546,799            1,895,620              1,204,940
                                                                      ------------------------------------------------------------
        Total expenses ............................................        12,371,312           14,370,570              9,902,812
        Less: expenses assumed by the Sponsor and the Trustee
               (see Note 3) .......................................          (120,350)            (164,484)              (343,664)
                                                                      ------------------------------------------------------------
        Net expenses ..............................................        12,250,962           14,206,086              9,559,148
                                                                      ------------------------------------------------------------
Net investment income .............................................        47,080,832           47,340,621             29,373,393
                                                                      ------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
        Net realized losses .......................................      (165,400,188)        (145,119,328)          (160,292,538)
        Net realized gains from in-kind redemptions ...............        30,754,605          241,012,342            362,543,701
        Net increase (decrease) in unrealized appreciation
               (depreciation) of investments ......................     1,235,084,359         (831,875,344)        (1,062,847,655)
                                                                      ------------------------------------------------------------
        Net realized and unrealized gains (losses) on investments..     1,100,438,776         (735,982,330)          (860,596,492)
                                                                      ------------------------------------------------------------
                NET INCREASE (DECREASE) IN NET ASSETS
                    RESULTING FROM OPERATIONS .....................   $ 1,147,519,608      $  (688,641,709)       $  (831,223,099)
                                                                      ============================================================




(a) See Note 7
The accompanying notes are an integral part of these financial statements.

                           MIDCAP SPDR TRUST, SERIES 1
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                                                       ENDED               ENDED                 ENDED
                                                                 SEPTEMBER 30,2003  SEPTEMBER 30,2002 (a)  SEPTEMBER 30,2001
                                                                 -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
        Net investment income ................................   $    47,080,832      $    47,340,621      $    29,373,393
        Net realized gains (losses) on investments and in-kind
            redemptions ......................................      (134,645,583)          95,893,014          202,251,163
        Net increase (decrease) in unrealized appreciation
            (depreciation) on investments ....................     1,235,084,359         (831,875,344)      (1,062,847,655)
                                                                 ----------------------------------------------------------
        Net increase (decrease) in net assets resulting from
            operations .......................................     1,147,519,608         (688,641,709)        (831,223,099)
                                                                 ----------------------------------------------------------

Dividends and Distributions to Unitholders from:
        Net investment income ................................       (47,468,808)         (47,963,865)         (31,014,357)
        Net realized gains ...................................                --                   --                   --
                                                                 ----------------------------------------------------------
            Total dividends and distributions ................       (47,468,808)         (47,963,865)         (31,014,357)
                                                                 ----------------------------------------------------------
Unitholder Transactions:
       Proceeds from subscriptions of MidCap SPDR units ......       859,675,707        3,612,115,520        3,552,958,639
       Reinvestment of dividends and distributions ...........           451,164              415,262              401,937
       Less: Redemptions of MidCap SPDR units ................    (2,089,706,871)      (1,434,058,022)      (1,774,165,755)
                                                                 ----------------------------------------------------------
       Increase (decrease) in net assets due to unitholder
            transactions .....................................    (1,229,580,000)       2,178,472,760        1,779,194,821
                                                                 ----------------------------------------------------------
            Total increase (decrease) ........................      (129,529,200)       1,441,867,186          916,957,365
Net Assets:
       Beginning of year .....................................     5,408,491,155        3,966,623,969        3,049,666,604
                                                                 ----------------------------------------------------------
       End of year (including undistributed net investment
          income of $2,995,660, $3,046,955 and $1,774,579,
          respectively) ......................................   $ 5,278,961,955      $ 5,408,491,155      $ 3,966,623,969
                                                                 ==========================================================



(a) See Note 7
The accompanying notes are an integral part of these financial statements.

                           MIDCAP SPDR TRUST, SERIES 1
                              FINANCIAL HIGHLIGHTS
                         SELECTED DATA FOR A MIDCAP SPDR

                                                FOR THE YEAR      FOR THE YEAR      FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                   ENDED              ENDED             ENDED            ENDED            ENDED
                                                SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2003              2002              2001             2000             1999
                                               -------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........     $    74.67        $    79.21        $    98.86       $    71.70       $    59.20
Investment Operations:
    Net investment income .................           0.82              0.70              0.67             0.75             0.73
    Net realized and unrealized gains
    (losses) on investments ...............          18.82             (4.52)           (19.61)           29.18            13.95
                                               -------------------------------------------------------------------------------------
Total from Investment Operations ..........          19.64             (3.82)           (18.94)           29.93            14.68
                                               -------------------------------------------------------------------------------------
Less Distributions from:
    Net investment income .................          (0.81)            (0.72)            (0.71)           (0.77)           (0.68)
    Net realized gains ....................           0.00              0.00              0.00            (2.00)           (1.50)
                                               -------------------------------------------------------------------------------------
Total Distributions .......................          (0.81)            (0.72)            (0.71)           (2.77)           (2.18)
                                               -------------------------------------------------------------------------------------
Net Asset Value, End of Year ..............     $    93.50        $    74.67        $    79.21       $    98.86       $    71.70
                                               =====================================================================================
Total Investment Return ...................          26.41%            (4.94)%          (19.26)%          42.55%           24.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........     $5,278,962        $5,408,491        $3,966,624       $3,049,667       $1,740,124
Ratio of expenses to average
net assets ................................           0.25%(1)          0.25%(1)          0.26%(1)         0.28%(1)         0.26%(1)
Ratio of net investment income
to average net assets .....................           0.96%(1)          0.81%(1)          0.75%(1)         0.85%(1)         0.97%(1)
Portfolio turnover rate (2) ...............          13.02%            21.43%            33.22%           29.95%           43.42%


(1) Net of expenses reimbursed or assumed by the Sponsor and the Trustee. Before expenses reimbursed by the Sponsor and the Trustee, the net investment income and expenses to average net assets ratios would have been 0.96% and 0.25% for the year ended September 30, 2003, 0.82% and 0.25% for the year ended September 30, 2002, 0.76% and 0.25% for the year ended September 30, 2001, 0.87% and 0.25% for the year ended September 30, 2000, 0.97% and 0.26% for the year ended September 30, 1999.

(2) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of MidCap SPDRs.

The accompanying notes are an integral part of these financial statements.

MIDCAP SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER  30, 2003

NOTE 1 - ORGANIZATION

MidCap SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's Midcap 400 Composite Price Index (the "S&P MidCap Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depository Receipt ("MidCap SPDR"). The Trust commenced operations on April 27, 1995 upon the initial issuance of 375,000 MidCap SPDRs (equivalent to 15 "Creation Units"- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Portfolio securities are valued based on the closing sale price on the exchange, which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange, which is deemed to be the principal market for the security. Portfolio securities traded on NASDAQ are valued at the NASDAQ official closing price on the day of valuation. If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax - The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.


NOTE 3 - TRANSACTIONS WITH THE TRUSTEE AND SPONSOR

In accordance with the Trust Agreement, The Bank of New York (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap Index. For these services, the Trustee receives a fee at the following annual rates:

                                       FEE AS A PERCENTAGE OF
NET ASSET VALUE OF THE TRUST        NET ASSET VALUE OF THE TRUST
----------------------------        ----------------------------
$0-$500,000,000*                       14/100 of 1% per annum
$500,000,001-$1,000,000,000*           12/100 of 1% per annum
$1,000,000,001 and above*              10/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee by $120,350 for the year ended September 30, 2003. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day's daily cash balance in the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services Corporation (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange, Inc.) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, which exceeded 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2003, 2002 and 2001.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year.

NOTE 4 - TRUST TRANSACTIONS IN MIDCAP SPDRs
TRANSACTIONS IN MIDCAP SPDRs WERE AS FOLLOWS:

                                                 YEAR ENDED SEPTEMBER 30,  2003
                                                 -------------------------------
                                                 MidCap SPDRs        AMOUNT
                                                 ------------   ----------------
MidCap SPDRs sold ...........................     10,050,000    $   859,675,707
Dividend reinvestment MIDCAP SPDRs issued ...          5,557            451,164
MidCap SPDRs redeemed .......................    (26,025,000)    (2,089,706,871)
                                                 -----------    ---------------
Net decrease ................................    (15,969,443)   $(1,229,580,000)
                                                 ===========    ===============

                                                  YEAR ENDED SEPTEMBER 30, 2002        YEAR ENDED SEPTEMBER 30,  2001
                                               ----------------------------------    ----------------------------------
                                                 MidCap SPDRs         AMOUNT           MidCap SPDRs          AMOUNT
                                               ---------------    ---------------    ---------------    ---------------
MidCap SPDRs sold ..........................      39,000,000      $ 3,612,115,520       38,425,000      $ 3,552,958,639
Dividend reinvestment MIDCAP SPDRs issued...           4,704              415,262            4,235              401,937
MidCap SPDRs redeemed ......................     (16,650,000)      (1,434,058,022)     (19,200,000)      (1,774,165,755)
                                                 -----------      ---------------      -----------      ---------------
Net increase ...............................      22,354,704      $ 2,178,472,760       19,229,235      $ 1,779,194,821
                                                 ===========      ===============      ===========      ===============


Except under the Trust's dividend reinvestment plan, MidCap SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 25,000 MidCap SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is equivalent to the undistributed net investment income per MidCap SPDR and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders. During the year ended September 30, 2003, the Trustee earned $156,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers for the year ended September 30, 2003.

At September 30, 2003, the Trustee and its affiliates held 4,090,826 MidCap SPDRs, or 7.2% of fractional undivided interest in the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

For the year ended September 30, 2003 the Trust had purchases and sales of investment securities of $639,225,405 and $639,108,296, respectively.

NOTE 6 - FEDERAL INCOME TAX STATUS

The following details the tax basis distributions and components of distributable earnings as of September 30.2003. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post-October losses, and distributions payable.

Cost of investments for federal income tax purposes          $ 5,923,540,339
                                                             ===============

Gross unrealized appreciation                                $   474,660,255
Gross unrealized depreciation                                 (1,118,213,908)
                                                             ---------------
Net unrealized depreciation                                  $  (643,553,653)
                                                             ===============


Distributable earnings, ordinary income                      $    14,581,004
                                                             ===============

Capital loss carryforwards expiring:
         9/30/08                                             $   (11,118,835)
         9/30/09                                                (168,998,054)
         9/30/10                                                (152,712,102)
         9/30/11                                                (109,442,118)
                                                             ---------------
                                                             $  (442,271,109)
                                                             ===============


To the extent that capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

At September 30, 2003 the Trust deferred $163,297,042 of capital losses arising subsequent to October 31, 2002. For tax purposes, such losses will be reflected in the year ending September 30, 2004.

The tax composition of dividends paid during the years ending September 30, 2003 and September 30, 2002 were from ordinary income.

As of September 30, 2003, the Trust had permanent book/tax differences attributable to in-kind redemptions, non-deductible expenses, and prior year wash sales. To reflect reclassifications arising from these differences, undistributed net investment income was increased by $336,681, accumulated net realized loss on investments was decreased by $30,754,605, and additional paid in capital was increased by $30,417,924.

NOTE 7 - RECLASSIFICATION

Certain prior year amounts have been reclassified to conform to current year classification. Accordingly, net realized losses on investments and net increase (decrease) in unrealized appreciation (depreciation) of investments included in the statement of operations for the year ended September 30, 2002 were decreased and increased by $61,390,495, respectively. The net realized gains (losses) on investments and in-kind redemptions and net increase (decrease) in unrealized appreciation (depreciation) of investments included in the statement of changes in net assets for the year ended September 30, 2002 were increased by the same amount. This reclassification had no impact on net assets or the net increase (decrease) in net assets resulting from operations.

                         REPORT OF INDEPENDENT AUDITORS


TO THE TRUSTEE AND THE UNITHOLDERS OF MIDCAP SPDR TRUST, SERIES 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of MidCap SPDR Trust, Series 1 (the "Trust") at September 30, 2003, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 12, 2003

MIDCAP SPDR TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
-------
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
-------
The Bank of New York
101 Barclay Street
New York, NY 10286

DISTRIBUTOR
-----------
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

INDEPENDENT ACCOUNTANTS
-----------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
-------------
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005